Amounts Due from Related Party, Net (Tables)	12 Months Ended
Mar. 31, 2024
Amounts Due from Related Party, Net [Abstract]
Schedule of Amounts Due from Related Party	As of March 31, 2023 and 2024, amounts due from related party consisted of the following balances:
	As of March 31,
	2024	2023
Amounts due from related party	$3,985	$-
Less: allowance for expected credit losses	(37)	-
Total amounts from related party, net	$3,858	$-

Schedule of Movement of Allowance for Expected Credit Losses	The movement of allowance for expected credit losses is as follow:
	As of March 31,
	2024	2023
Balance at April 1	$-	$-
Provision for expected credit losses	37	-
Balance at March 31	$37	$-